Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated September 26, 2022 (the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”) and Prospectus (the “Prospectus”), each dated December 30, 2021 (as revised January 6, 2022), for the iShares Currency Hedged MSCI Eurozone ETF (HEZU), iShares Currency Hedged MSCI Germany ETF (HEWG), iShares Currency Hedged MSCI Japan ETF (HEWJ) and iShares Currency Hedged MSCI United Kingdom ETF (HEWU) (collectively, the “Funds” and each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for each Fund.
Change in the Funds’ “Principal Investment Strategies”
The following is added as the second to last paragraph in the section of each Fund’s Summary Prospectus and Prospectus entitled “Principal Investment Strategies:”
The Fund may lend securities representing up to one‑third of the value of the Fund’s total assets (including the value of any collateral received).
Change in the Funds’ “Summary of Principal Risks”
The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks:”
Securities Lending Risk. The Fund and the Underlying Fund may engage in securities lending. Securities lending involves the risk that the Fund or the Underlying Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund or the Underlying Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Currency Hedged MSCI Eurozone ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated September 26, 2022 (the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”) and Prospectus (the “Prospectus”), each dated December 30, 2021 (as revised January 6, 2022), for the iShares Currency Hedged MSCI Eurozone ETF (HEZU), iShares Currency Hedged MSCI Germany ETF (HEWG), iShares Currency Hedged MSCI Japan ETF (HEWJ) and iShares Currency Hedged MSCI United Kingdom ETF (HEWU) (collectively, the “Funds” and each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for each Fund.
Change in the Funds’ “Principal Investment Strategies”
The following is added as the second to last paragraph in the section of each Fund’s Summary Prospectus and Prospectus entitled “Principal Investment Strategies:”
The Fund may lend securities representing up to one‑third of the value of the Fund’s total assets (including the value of any collateral received).
Change in the Funds’ “Summary of Principal Risks”
The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks:”
Securities Lending Risk. The Fund and the Underlying Fund may engage in securities lending. Securities lending involves the risk that the Fund or the Underlying Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund or the Underlying Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Currency Hedged MSCI Germany ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated September 26, 2022 (the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”) and Prospectus (the “Prospectus”), each dated December 30, 2021 (as revised January 6, 2022), for the iShares Currency Hedged MSCI Eurozone ETF (HEZU), iShares Currency Hedged MSCI Germany ETF (HEWG), iShares Currency Hedged MSCI Japan ETF (HEWJ) and iShares Currency Hedged MSCI United Kingdom ETF (HEWU) (collectively, the “Funds” and each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for each Fund.
Change in the Funds’ “Principal Investment Strategies”
The following is added as the second to last paragraph in the section of each Fund’s Summary Prospectus and Prospectus entitled “Principal Investment Strategies:”
The Fund may lend securities representing up to one‑third of the value of the Fund’s total assets (including the value of any collateral received).
Change in the Funds’ “Summary of Principal Risks”
The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks:”
Securities Lending Risk. The Fund and the Underlying Fund may engage in securities lending. Securities lending involves the risk that the Fund or the Underlying Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund or the Underlying Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Currency Hedged MSCI Japan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated September 26, 2022 (the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”) and Prospectus (the “Prospectus”), each dated December 30, 2021 (as revised January 6, 2022), for the iShares Currency Hedged MSCI Eurozone ETF (HEZU), iShares Currency Hedged MSCI Germany ETF (HEWG), iShares Currency Hedged MSCI Japan ETF (HEWJ) and iShares Currency Hedged MSCI United Kingdom ETF (HEWU) (collectively, the “Funds” and each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for each Fund.
Change in the Funds’ “Principal Investment Strategies”
The following is added as the second to last paragraph in the section of each Fund’s Summary Prospectus and Prospectus entitled “Principal Investment Strategies:”
The Fund may lend securities representing up to one‑third of the value of the Fund’s total assets (including the value of any collateral received).
Change in the Funds’ “Summary of Principal Risks”
The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks:”
Securities Lending Risk. The Fund and the Underlying Fund may engage in securities lending. Securities lending involves the risk that the Fund or the Underlying Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund or the Underlying Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Currency Hedged MSCI United Kingdom ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated September 26, 2022 (the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”) and Prospectus (the “Prospectus”), each dated December 30, 2021 (as revised January 6, 2022), for the iShares Currency Hedged MSCI Eurozone ETF (HEZU), iShares Currency Hedged MSCI Germany ETF (HEWG), iShares Currency Hedged MSCI Japan ETF (HEWJ) and iShares Currency Hedged MSCI United Kingdom ETF (HEWU) (collectively, the “Funds” and each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for each Fund.
Change in the Funds’ “Principal Investment Strategies”
The following is added as the second to last paragraph in the section of each Fund’s Summary Prospectus and Prospectus entitled “Principal Investment Strategies:”
The Fund may lend securities representing up to one‑third of the value of the Fund’s total assets (including the value of any collateral received).
Change in the Funds’ “Summary of Principal Risks”
The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks:”
Securities Lending Risk. The Fund and the Underlying Fund may engage in securities lending. Securities lending involves the risk that the Fund or the Underlying Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund or the Underlying Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.